Operating leases	6 Months Ended
Jun. 30, 2023
Operating Leases
Operating leases

6.               Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2022 and June 30, 2023 in connection with the time charter-in vessel arrangements with an initial term exceeding 12 months, as described in Note 6 to the Company’s consolidated financial statements included in the 2022 Annual Report, amounted to $37,191 and $31,774, respectively and are included under “Operating lease liabilities current and non- current” in the consolidated balance sheets. The time charter-in hire payments required to be made after June 30, 2023, for these outstanding operating lease liabilities are as follows:

Twelve month periods ending	Amount
June 30, 2024	$7,534
June 30, 2025	6,242
June 30, 2026	6,242
June 30, 2027	5,900
June 30, 2028	6,259
June 30, 2029 and thereafter	2,633
Total undiscounted lease payments	$34,810
Discount based on incremental borrowing rate	(3,036)
Present value of lease liability	31,774

The weighted average remaining lease term of these charter-in vessel arrangements as of June 30, 2023 is 5.19 years. The charter-in hire expenses for these long-term charter-in arrangements for the six-month periods ended June 30, 2022 and 2023, were $5,953 and $5,960, respectively and are separately presented in the unaudited interim condensed consolidated income statements.

6.               Operating leases - continued:

b) Office rental arrangements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2022 and June 30, 2023 in connection with the office rental arrangements as described in Note 6 to the Company’s consolidated financial statements included in the 2022 Annual Report, amounted to $427 and $379, respectively and are included under “Operating lease liabilities current and non- current” in the consolidated balance sheets. The office rental payments required to be made after June 30, 2023, for these outstanding operating lease liabilities are as follows:

Twelve month periods ending	Amount
June 30, 2024	$274
June 30, 2025	107
June 30, 2026	-
June 30, 2027	-
June 30, 2028	-
June 30, 2029 and thereafter	-
Total undiscounted lease payments	$381
Discount based on incremental borrowing rate	(2)
Present value of lease liability	379

The weighted average remaining lease term of these office rental arrangements as of June 30, 2023 is 1.36 years. The lease expenses for these office rental arrangements for the six-month periods ended June 30, 2022 and 2023, were $247 and $255, respectively and are included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements.